Line of Credit (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Line of credit outstanding balances	$ 119,246	$ 235,141	$ 202,422
March Nineteen Two Thousand Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Line of credit outstanding balances	119,246	203,988
October Four Two Thousand Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Line of credit outstanding balances	$ 0	$ 31,153